CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 60,330	$ 8,096
Accounts receivable, less allowance for doubtful accounts of $1,581 and $851	326,087	238,592
Expenditures billable to clients	58,842	39,067
Other current assets	16,892	12,657
Total Current Assets	462,151	298,412
Fixed assets, net	52,914	47,737
Investment in affiliates	0	99
Goodwill	720,071	605,244
Other intangible assets, net	63,243	57,980
Deferred tax assets	9,332	15,380
Other assets	37,234	30,893
Total Assets	1,344,945	1,055,745
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Accounts payable	356,847	178,282
Accrued and other liabilities	93,895	72,930
Advance billings, net	131,908	122,021
Current portion of long-term debt	1,858	1,238
Deferred acquisition consideration	104,325	51,829
Total Current Liabilities	688,833	426,300
Long-term debt	429,845	383,936
Long-term portion of deferred acquisition consideration	92,121	85,394
Other liabilities	47,985	14,900
Deferred tax liabilities	53,018	50,724
Total Liabilities	1,311,802	961,254
Redeemable Noncontrolling Interests	117,953	107,432
Commitments, Contingencies and Guarantees (Note 17)
Shareholders’ Deficit:
Preferred shares, unlimited authorized, none issued	0	0
Shares to be issued, 28,000 shares, issued and outstanding in 2012 and 2011	424	424
Additional paid-in capital	0	0
Charges in excess of capital	(72,913)	(45,102)
Accumulated deficit	(316,713)	(231,274)
Stock subscription receivable	(55)	(55)
Accumulated other comprehensive loss	(7,445)	(4,658)
MDC Partners Inc. Shareholders’ Deficit	(142,832)	(52,456)
Noncontrolling Interests	58,022	39,515
Total Deficit	(84,810)	(12,941)
Total Liabilities, Redeemable Noncontrolling Interests and Deficit	1,344,945	1,055,745
Common Class A [Member]
Shareholders’ Deficit:
Common Stock	253,869	228,208
Common Class B [Member]
Shareholders’ Deficit:
Common Stock	$ 1	$ 1